Share capital, share premium and own shares	6 Months Ended
Jun. 30, 2022
Share capital, share premium and own shares
Share capital, share premium and own shares

C8     Share capital, share premium and own shares

	30 Jun 2022			31 Dec 2021
	Number of			Number of
	ordinary	Share	Share	ordinary	Share	Share
Issued shares of 5p each	shares	capital	premium	shares	capital	premium
fully paid:		$m	$m		$m	$m
Balance at beginning of period	2,746,412,265	182	5,010	2,609,489,702	173	2,637
Shares issued under share-based schemes	2,902,591	—	—	6,142,213	—	8
Shares issued under Hong Kong public offer and international placing in 2021note	—	—	—	130,780,350	9	2,365
Balance at end of period	2,749,314,856	182	5,010	2,746,412,265	182	5,010

Note

In October 2021, Prudential completed the issuance of new ordinary shares on the Hong Kong Stock Exchange, resulting in net proceeds and an increase in shareholders' equity of $2.4 billion. The proceeds from this issuance were used to redeem high coupon debt instruments of US$2.3 billion in total in December 2021 and January 2022, with the remainder used to increase Prudential’s central stock of liquidity, as originally intended and disclosed in Prudential's prospectus for the issuance. Further details are provided in note C8 of the Group's consolidated financial statements for the year ended 31 December 2021.

Options outstanding under save as you earn schemes to subscribe for shares at each period end shown below are as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2022	1,734,638	964	p	1,455	p	2027
31 Dec 2021	2,022,535	964	p	1,455	p	2027

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares ('own shares') in relation to its employee share schemes. The cost of own shares of $271 million at 30 June 2022 (31 December 2021: $267 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 30 June 2022, 12.7 million (31 December 2021: 11.7 million) Prudential plc shares with a market value of $157 million (31 December 2021: $201 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the period was 12.7 million which was in June 2022.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The trusts purchased the following number of shares in respect of employee incentive plans:

	Number of shares
	purchased	Cost
	(in millions)	$m
Half year 2022	5.2	69.9
Full year 2021	3.8	81.2

The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.

A portion of the share purchases in respect of employee incentive plans as shown in the table above were made on the Hong Kong Stock Exchange with the remainder being made on the London Stock Exchange.